Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Trade And Other Receivables [Abstract]
Trade receivables	$ 121,735	$ 130,588
Less: allowance for doubtful accounts	(28,180)	(66,852)
Trade receivables, net	93,555	63,736
Other		3,248
Total	$ 93,555	$ 66,984